FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 4,394	$ 4,590
Financial assets pledged as collateral	1,025	634
Disclosure of financial liabilities [line items]
Financial liabilities	12,552	13,895
Brookfield Business Corporation
Disclosure of financial assets [line items]
Financial assets	273	0
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	2,276	3,696
Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	7,844	8,490
Exchangeable and class B shares
Disclosure of financial liabilities [line items]
Financial liabilities	2,432	1,709
Provisions, decommissioning liabilities, deferred revenue, work in progress and post-employment benefits
Disclosure of financial liabilities [line items]
Financial liabilities	809	1,580
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	710	1,008
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	3,158	3,229
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	526	353
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	35	0
FVTPL | Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	35	0
FVTPL | Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVTPL | Exchangeable and class B shares
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	4	55
FVOCI | Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	4	55
FVOCI | Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
FVOCI | Exchangeable and class B shares
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	12,513	13,840
Amortized cost | Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	2,237	3,641
Amortized cost | Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	7,844	8,490
Amortized cost | Exchangeable and class B shares
Disclosure of financial liabilities [line items]
Financial liabilities	2,432	1,709
FVTPL
Disclosure of financial assets [line items]
Financial assets	48	11
FVTPL | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	0	0
FVTPL | Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	48	11
FVOCI
Disclosure of financial assets [line items]
Financial assets	280	184
FVOCI | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	0	0
FVOCI | Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	280	184
Amortized cost
Disclosure of financial assets [line items]
Financial assets	4,066	4,395
Amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	710	1,008
Amortized cost | Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	3,158	3,229
Amortized cost | Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	$ 198	$ 158